Schedule of stock option granted during the year (Details)	9 Months Ended		12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Jul. 31, 2016
Risk-free interest rate	0.76%	0.43%	0.64%
Expected life of options			5 years
Expected annualized volatility	179.41%	215.30%	151.50%
Warrant [Member]
Expected life of options	2 years	2 years